Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Cash and balances with central banks		€ 53,202	[1]	€ 49,987	€ 21,989
Interest received	[2]	28,957		28,722	45,014
Interest paid	[2]	(14,550)		(14,948)	(31,032)
Interest income (expense)	[2]	14,407		13,774	13,982
Dividend received	[3]	219		183	206
Dividend paid	[4]	€ (2,679)		€ (2,607)	€ (2,564)

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.

[2]

The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; 2017 period amounts have not been restated, refer also to note 21 ‘Net interest income’.

[3]

Includes dividends received as recognized within Investment Income, from equity securities included in the Financial assets at fair value through profit or loss, Financial assets at fair value through OCI, and from Investments in associates and j oint ventures. Dividend paid and received from trading positions have been included.

[4]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.